Convertible Loans (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 20, 2022	Mar. 10, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Convertible Loans [Line Items]
Principal amount				$ 3,461,069		$ 100,000
Discount issued		$ 90,000
Legal fees		15,000
Standstill fee				$ 310,500
Fair value					$ 3,922,686
Increase in note receivable			$ 145,569
Common share conversion (in Shares)	2,908
Converted common shares (in Shares)				279,660
Unrealized loss expense			69,821
2022 March Debenture [Member]
Convertible Loans [Line Items]
Principal amount		$ 3,105,000
March Debenture [Member]
Convertible Loans [Line Items]
Structuring fee			$ 57,985